Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 6.2%
Entertainment 3.8%
Live Nation Entertainment, Inc.(a)	45,713	5,377,677
Take-Two Interactive Software, Inc.(a)	48,000	7,379,520
Total		12,757,197
Media 2.4%
Nexstar Media Group, Inc., Class A	41,805	7,879,407
Total Communication Services		20,636,604
Consumer Discretionary 10.8%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A(a)	76,235	7,276,631
Household Durables 1.5%
D.R. Horton, Inc.	64,297	4,790,769
Multiline Retail 2.3%
Dollar Tree, Inc.(a)	48,262	7,729,159
Specialty Retail 3.6%
Burlington Stores, Inc.(a)	22,374	4,075,872
O’Reilly Automotive, Inc.(a)	11,545	7,907,863
Total		11,983,735
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd.(a)	76,234	3,917,665
Total Consumer Discretionary		35,697,959
Consumer Staples 3.7%
Food & Staples Retailing 1.9%
U.S. Foods Holding Corp.(a)	161,579	6,080,218
Food Products 1.8%
Tyson Foods, Inc., Class A	66,662	5,974,915
Total Consumer Staples		12,055,133
Energy 6.8%
Oil, Gas & Consumable Fuels 6.8%
Devon Energy Corp.	194,667	11,510,660
Marathon Petroleum Corp.	127,568	10,907,064
Total		22,417,724
Total Energy		22,417,724
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.1%
Banks 6.2%
Popular, Inc.	90,189	7,372,049
Regions Financial Corp.	301,724	6,716,376
SVB Financial Group(a)	11,597	6,487,942
Total		20,576,367
Consumer Finance 2.4%
Discover Financial Services	69,956	7,708,451
Diversified Financial Services 1.3%
Voya Financial, Inc.	64,425	4,274,599
Insurance 6.2%
Hanover Insurance Group, Inc. (The)	42,709	6,385,850
Lincoln National Corp.	117,613	7,687,186
Reinsurance Group of America, Inc.	58,473	6,400,454
Total		20,473,490
Total Financials		53,032,907
Health Care 9.0%
Health Care Equipment & Supplies 2.1%
Zimmer Biomet Holdings, Inc.	54,878	7,018,896
Health Care Providers & Services 3.8%
Centene Corp.(a)	82,737	6,965,628
Quest Diagnostics, Inc.	41,427	5,669,699
Total		12,635,327
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	40,545	5,365,320
Syneos Health, Inc.(a)	60,000	4,857,000
Total		10,222,320
Total Health Care		29,876,543
Industrials 14.3%
Airlines 1.8%
Southwest Airlines Co.(a)	131,518	6,023,524
Building Products 2.5%
Trane Technologies PLC	52,724	8,050,955
Columbia Variable Portfolio – Select Mid Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.3%
AMETEK, Inc.	70,104	9,336,451
Bloom Energy Corp., Class A(a)	68,590	1,656,448
Total		10,992,899
Machinery 4.5%
Ingersoll Rand, Inc.	155,605	7,834,712
ITT, Inc.	94,882	7,136,075
Total		14,970,787
Professional Services 2.2%
CACI International, Inc., Class A(a)	23,872	7,191,679
Total Industrials		47,229,844
Information Technology 9.0%
Communications Equipment 2.3%
Motorola Solutions, Inc.	31,233	7,564,633
Electronic Equipment, Instruments & Components 1.8%
Corning, Inc.	164,498	6,071,621
Semiconductors & Semiconductor Equipment 4.9%
GlobalFoundries, Inc.(a)	47,065	2,937,797
Marvell Technology, Inc.	57,008	4,088,044
ON Semiconductor Corp.(a)	70,022	4,384,077
Teradyne, Inc.	39,381	4,656,016
Total		16,065,934
Total Information Technology		29,702,188
Materials 8.0%
Chemicals 4.6%
Chemours Co. LLC (The)	150,000	4,722,000
Eastman Chemical Co.	32,375	3,627,943
FMC Corp.	52,374	6,890,847
Total		15,240,790
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.4%
Allegheny Technologies, Inc.(a)	213,202	5,722,342
Freeport-McMoRan, Inc.	112,317	5,586,647
Total		11,308,989
Total Materials		26,549,779
Real Estate 10.0%
Equity Real Estate Investment Trusts (REITS) 10.0%
First Industrial Realty Trust, Inc.	159,437	9,870,745
Gaming and Leisure Properties, Inc.	143,550	6,736,801
Simon Property Group, Inc.	40,000	5,262,400
Welltower, Inc.	115,411	11,095,614
Total		32,965,560
Total Real Estate		32,965,560
Utilities 5.7%
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	331,206	8,521,930
Multi-Utilities 3.1%
Ameren Corp.	109,609	10,276,940
Total Utilities		18,798,870
Total Common Stocks (Cost $235,805,979)		328,963,111

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	1,927,803	1,927,032
Total Money Market Funds (Cost $1,927,086)		1,927,032
Total Investments in Securities (Cost: $237,733,065)		330,890,143
Other Assets & Liabilities, Net		(731,443)
Net Assets		330,158,700

2	Columbia Variable Portfolio – Select Mid Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	3,559,678	11,124,785	(12,757,483)	52	1,927,032	(707)	1,628	1,927,803
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Mid Cap Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7021_12_A01_(05/22)